Financial Instruments and Financial Risk Management - Schedule of Capital Structure (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Borrowings			$ 617,789
Less: cash and cash equivalents		$ (1,363,128)	(1,573,421)	[1]	$ (322,429)	$ (1,044,786)
Total (deficit)/equity		270,616	(1,658,642)	[1]	$ 1,337,832	$ 1,128,431
Capital Risk Management
Disclosure Of Financial Instruments [Line Items]
Borrowings	[1]	1,602,741	3,805,412
Less: cash and cash equivalents		(1,363,128)	(1,573,421)	[1]
Net debt	[1]	239,613	2,231,991
Total (deficit)/equity	[1]	270,616	(1,658,642)
Total		$ 510,229	$ 573,349	[1]

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.